Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Valuation allowance	$ (28,583,000)	$ (19,910,000)
Increase in valuation allowance	8,700,000
Net operating loss carryforwards	$ 86,600,000
Operating loss carryforwards, expiration	Dec. 31, 2034
Unrecognized tax benefits	$ 783,000	$ 557,000	$ 347,000
Accrual for interest or penalties	0
Begin to expire in 2034
Net operating loss carryforwards	41,500,000
Not expire
Net operating loss carryforwards	45,100,000
CALIFORNIA
Net operating loss carryforwards	$ 88,600,000
Operating loss carryforwards, expiration	Dec. 31, 2034